SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS

31.   SUBSEQUENT EVENTS

On January 5, 2023, the Company announced that it had received notice of a resolution from the Secretaría de Medio Ambiente y Recursos Naturales (“SEMARNAT”) which provides that SEMARNAT has annulled and is re-assessing the 12-year extension to the environmental impact authorization (“EIA”) for the San Jose Mine that it had granted to Cuzcatlan in December 2021.

Cuzcatlan initiated legal proceedings (the “Mexican Legal Proceedings”) in the Mexican Federal Administrative Court (the “Court”) to contest and revoke the annulment of the EIA. The Court has admitted the Mexican Legal Proceedings, and on March 10, 2023, Minera Cuzcatlan received notice that the Court has granted it a permanent injunction which allows the San Jose mine to continue to operate under the terms of the 12-year EIA until the determination of the Mexican Legal Proceedings.

Until the determination of the Mexican Legal Proceedings, the Company has agreed with its lenders to certain temporary restrictions under the Amended Credit Facility as follows:

●	Until the date that the Company receives a positive decision in the Mexican Legal Proceedings, the following conditions will apply:

o	The Company may not exercise the $50 million accordion feature.

o	The Company must maintain a minimum cash balance of $70 million. In the event, that the Company fails to maintain this minimum requirement over a period of 30 days, the availability of the credit under the facility will be reduced to $200 million. The credit availability will revert to $250 million once the Company re-establishes the minimum cash balance requirement over a period of 30 days.

o	The Company may not make any distributions, cash-based permitted acquisition and investments, nor any discretionary expansionary capital expenditures (other than those related to the completion of the Séguéla Project).

o	The Company is required to hedge 25% of its forecasted consolidated gold production for the period from February 14 to June 15, 2023.

o	The Company may not make investments in or provide financial assistance to non-guaranteeing subsidiaries in excess of $3,000,000.

●	In the event that: (1) the permanent injunction ceases to be in effect; (2) the Court upholds the SEMARNAT Resolution, (3) an Administrative Authority issues a resolution to cease operations at the San Jose Mine, or (4) a positive decision in the Mexican Legal Proceedings is not received before March 31, 2024, the availability under the Amended Credit Facility will be reduced to nil, and an event of default will occur thereunder.